Shareholders' Equity (Details) (USD $)			1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2011 Offering Warrants [Member]	Mar. 31, 2011 Purchase option [Member]	Mar. 31, 2011 Insider Warrants [Member]
Shareholders Equity (Textuals)
Common stock, shares authorized	50,000,000	50,000,000
Common stock par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Numbers of warrants issued			4,106,500		6,600,000
Warrants exercise price			$ 5.00		$ 0.35
Warrants redemption term			The Company may redeem the offering warrants at a price of $0.01 per offering warrant upon 30 days' notice while the offering warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the offering warrants. If not exercised, the offering warrants expire on December 24, 2016.
Proceeds from issuance of warrants			$ 20,532,500		$ 2,310,000
Issuance of options to purchase units				400,000
Options, exercise price				$ 8.80